Rule 497 (e)

333-124048,

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

SUPPLEMENT DATED JUNE 21, 2012

TO PROSPECTUS DATED MAY 1, 2012

The Asset Allocation Models referenced are now referred to as JNF Conservative, JNF Moderate, JNF Moderate Growth, JNF Growth, and JNF Aggressive.

The following investment option has been added to Appendix A. This fund is not available to contracts that have purchased the optional Guaranteed Minimum Death Benefit.

Fund Name	Objective	Early Cut Off *	Hold Period **
Hatteras Alpha Hedged Strategies Variable Fund	Seeks to achieve consistent returns with low correlation to traditional financial market indices while maintaining a high correlation to the Hedge Fund Research, Inc. (“HFRI”) Fund of Funds Composite Index		7

The following funds have been added to the Transaction Fee Portfolios table:

TOPS Protected Moderate Growth

TOPS Protected Balance

PLEASE USE THIS SUPPLEMENT WITH YOUR PROSPECTUS. READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP BOTH DOCUMENTS TOGETHER FOR FUTURE REFERENCE.

JNL-PROS-S-06.21.12